Other non-financial liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities		$ 6,812	$ 7,278
of which: Deferred Contingent Capital Plan		1,855	1,983
of which: financial advisor compensation plans		1,463	1,458
of which: other compensation plans		2,310	2,480
of which: net defined benefit pension and post-employment liabilities		633	775
of which: other compensation-related liabilities	[1]	552	581
Current and deferred tax liabilities		1,163	1,002
VAT and other tax payables		475	431
Deferred income		141	215
Other		202	98
Total other non-financial liabilities		8,794	9,022
UBS AG
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities		4,296	4,645
of which: financial advisor compensation plans		1,459	1,454
of which: other compensation plans		1,750	1,929
of which: net defined benefit pension and post-employment liabilities		629	773
of which: other compensation-related liabilities	[1]	458	490
Current and deferred tax liabilities		1,091	915
VAT and other tax payables		445	403
Deferred income		134	215
Other		202	98
Total other non-financial liabilities		$ 6,168	$ 6,275

[1]	Includes liabilities for payroll taxes and untaken vacation.